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                     MORGAN STANLEY CONVERTIBLE SECURITIES TRUST
                            1221 Avenue of the Americas
                              New York, New York 10020


                                                December 4, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re: Morgan Stanley Convertible Securities Trust
    File Number 2-97963


Dear Sir or Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on November 27, 2002.


                                             Very truly yours,

                                             /s/ Joanne Doldo
                                                 ------------
                                                 Joanne Doldo
                                                 Assistant Secretary